UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLOOD, GAMBLE ASSOCIATES, INC.
Address:     610 FIFTH AVENUE-SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       212-333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NY                  10/20/08
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               45

Form 13F Information Table Value Total:         $122,800

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     2226        108936 SH       SOLE     2                                108936
AMER SUPERCONDUCTOR              COMMON   030111108     2913        179467 SH       SOLE     2                                179467
AMGEN INC                        COMMON   031162100     4705         87456 SH       SOLE     2                                 87456
AUTOZONE, INC.                   COMMON   053332102     4475         41725 SH       SOLE     2                                 41725
BED BATH & BEYOND                COMMON   075896100     3261        117740 SH       SOLE     2                                117740
BIOGEN IDEC INC                  COMMON   09062X103     4085         86683 SH       SOLE     2                                 86683
BRISTOL MYERS SQUIBB             COMMON   110122108      222         11710 SH       SOLE     2                                 11710
CHEESECAKE FACTORY               COMMON   163072101     2027        172940 SH       SOLE     2                                172940
COMCAST CORP CL A                COMMON   200300101     1515         89291 SH       SOLE     2                                 89291
COMCAST CORP CL-SPL              COMMON   200300200     1299         79156 SH       SOLE     2                                 79156
CORPORATE EXECUTIVE BD           COMMON   21988R102     2731         99584 SH       SOLE     2                                 99584
COSTAR GROUP INC                 COMMON   22160N109     4214         94865 SH       SOLE     2                                 94865
EBAY INC                         COMMON   278642103     2503        138265 SH       SOLE     2                                138265
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      222          9679 SH       SOLE     2                                  9679
EQUITABLE RES                    COMMON   294549100      402         14140 SH       SOLE     2                                 14140
EURONET WORLDWIDE                COMMON   298736109     3319        253356 SH       SOLE     2                                253356
EXPEDITORS INTL WASH             COMMON   302130109     2680         85870 SH       SOLE     2                                 85870
EXXON MOBIL CORP                 COMMON   30231G102      403          5518 SH       SOLE     2                                  5518
FASTENAL CO.                     COMMON   311900104     7512        185624 SH       SOLE     2                                185624
FEDERAL RLTY INVT TR             COMMON   313747206     1922         26100 SH       SOLE     2                                 26100
GENERAL  ELECTRIC                COMMON   369604103     4243        202040 SH       SOLE     2                                202040
GILEAD SCIENCES, INC             COMMON   375558103     3160         74085 SH       SOLE     2                                 74085
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     5760        247960 SH       SOLE     2                                247960
HOME DEPOT                       COMMON   437076102     3363        154895 SH       SOLE     2                                154895
IHS INC CL A                     COMMON   451734107     3603         87950 SH       SOLE     2                                 87950
IBM CORP                         COMMON   459200101      995         10788 SH       SOLE     2                                 10788
KULICKE & SOFFA                  COMMON   50124210       130         36846 SH       SOLE     2                                 36846
LIBERTY GLOBAL CL A              COMMON   530555101     2383        113542 SH       SOLE     2                                113542
LIBERTY GLOBAL SER C             COMMON   530555309     1730         85908 SH       SOLE     2                                 85908
LIFE TIME FITNESS                COMMON   53217R207     3043        151560 SH       SOLE     2                                151560
MSCI INC                         COMMON   55354G100     2946        151100 SH       SOLE     2                                151100
MEDTRONIC INC                    COMMON   585055106     5085        115245 SH       SOLE     2                                115245
MOLEX                            COMMON   608554101      229         12824 SH       SOLE     2                                 12824
MOLEX CL A                       COMMON   608554200     4786        292520 SH       SOLE     2                                292520
OFFICE DEPOT INC                 COMMON   676220106      169         45400 SH       SOLE     2                                 45400
PAYCHEX                          COMMON   704326107     4864        160533 SH       SOLE     2                                160533
POLYPORE INTL INC                COMMON   73179V103     4205        224137 SH       SOLE     2                                224137
PROSHR ULTSHRT OIL GAS           COMMON   74347R586     1596         33812 SH       SOLE     2                                 33812
RITCHIE BROS AUCTIONS            COMMON   767744105     4784        226187 SH       SOLE     2                                226187
SCHLUMBERGER LTD                 COMMON   806857108      304          4634 SH       SOLE     2                                  4634
SCIENTIFIC LEARNING              COMMON   808760102      397        166209 SH       SOLE     2                                166209
STATE STREET CORP                COMMON   857477103     2153         44534 SH       SOLE     2                                 44534
SUNCOR ENERGY INC                COMMON   867229106     2962        111074 SH       SOLE     2                                111074
ZEBRA TECHNOLOGIES               COMMON   989207105     2964        139700 SH       SOLE     2                                139700
XINHAU 25                        COMMON   FXI           4310        130635 SH       SOLE     2                                130635